Revenue from Contracts with Customers - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Contract with customer, liability, revenue recognized	$ 74	$ 69	$ 108	$ 104